Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

March 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset SMASh Series EC Fund

(the “Fund”), a series of Legg Mason Partners

Institutional Trust (the “Registrant”)

File Nos. 33-49552 and 811-6740

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in the Funds’ Prospectus, dated March 1, 2015, as filed pursuant to Rule 497(c) on March 2, 2015.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC